Aquarius International Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

COMMON STOCKS - 90.2%	Shares	Value
Advertising - 0.1%
Dentsu Group, Inc.	1,800	$47,649
Publicis Groupe SA	2,188	245,766
WPP PLC	3,536	37,011
		330,426

Aerospace/Defense - 4.1%
Airbus Group SE	15,549	2,644,903
BAE Systems PLC	406,821	7,243,817
BAE Systems PLC - ADR	1,742	125,319
CAE, Inc.(a)	1,578	29,635
Dassault Aviation SA	263	57,080
Elbit Systems Ltd.	666	128,438
Hanwha Aerospace Co. Ltd.	2,193	327,072
Hindustan Aeronautics Ltd.	15,220	907,232
MTU Aero Engines AG - ADR	562	69,739
Rheinmetall AG	10,690	6,161,906
Rolls-Royce Holdings PLC(a)	6,406	37,416
Safran SA	580	135,839
Thales SA	24,245	4,403,150
		22,271,546

Agriculture - 0.1%
British American Tobacco PLC - ADR	6,668	206,908
Imperial Brands PLC - ADR	3,146	78,367
Japan Tobacco, Inc.	6,900	195,772
RLX Technology, Inc. - ADR	23,295	44,027
Wilmar International Ltd.	16,500	37,841
		562,915

Airlines - 0.2%
Ryanair Holdings PLC - ADR	7,904	961,443
Singapore Airlines Ltd.	9,900	49,713
		1,011,156

Apparel - 1.1%
Adidas AG	273	69,142
Gildan Activewear, Inc.	5,757	220,320
Hermes International SCA	322	764,303
Kering SA	1,330	459,800
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,000	321,480
LVMH Moet Hennessy Louis Vuitton SE	4,645	3,714,797
Puma SE	811	42,117
Samsonite International SA(a)(b)	60,300	191,651
		5,783,610

Auto Manufacturers - 2.1%
Bayerische Motoren Werke AG - ADR	3,309	111,646
BYD Co. Ltd. - Class H	4,000	112,237
Daimler AG	3,623	262,947
Daimler Truck Holding AG	27,771	1,188,212
Ferrari NV	642	263,862
Ferrari NV	141	58,103
Ford Otomotiv Sanayi AS	10,232	346,235
Geely Automobile Holdings, Ltd.	31,000	37,734
Honda Motor Co. Ltd.	178,400	2,020,151
Honda Motor Co. Ltd. - ADR	1,291	43,791
Hyundai Motor Co.	529	97,074
Isuzu Motors Ltd.	2,700	36,185
Iveco Group NV	92,049	1,103,747
Kia Corp.	11,113	948,564
Li Auto, Inc. - ADR(a)	1,693	34,283
Mahindra & Mahindra Ltd.	15,330	460,349
Mazda Motor Corp.	3,100	32,683
NIO, Inc. - ADR(a)	6,526	35,175
Nissan Motor Co. Ltd. - ADR	4,601	32,851
Stellantis NV	52,334	1,160,479
Stellantis NV	2,278	50,731
Subaru Corp.	34,700	775,708
Suzuki Motor Corp.	120,100	1,431,821
Toyota Motor Corp. - ADR	1,862	405,004
Toyota Motor Corp.	7,100	154,657
Volkswagen AG	702	100,657
Volvo AB - Class B	3,636	97,863
XPeng, Inc. - ADR(a)	2,396	19,911
		11,422,660

Auto Parts & Equipment - 0.3%
Aisin Corp.	1,100	41,051
Cie Generale des Etablissements Michelin SCA	1,852	75,108
Contemporary Amperex Technology Co. Ltd. - Class A	27,800	757,006
Denso Corp.	3,600	58,502
Fuyao Glass Industry Group Co. Ltd. - Class A	37,700	240,647
Hankook Tire & Technology Co. Ltd.	15,344	486,203
Hyundai Mobis Co. Ltd.	302	47,086
Magna International, Inc.	3,010	136,082
Vitesco Technologies Group AG	88	6,147
Weichai Power Co. Ltd. - Class H	24,000	43,112
		1,890,944

Banks - 9.8%
AIB Group PLC	329,646	1,875,906
ANZ Group Holdings Ltd.	5,980	112,866
Banco do Brasil SA	453,800	2,354,170
Banco do Brasil SA - ADR	22,592	117,930
Banco Santander SA	37,238	196,383
Bank Central Asia Tbk PT	1,051,600	598,332
Bank Mandiri Persero Tbk PT	2,759,400	1,000,739
Bank Mandiri Persero Tbk PT - ADR	5,112	73,613
Bank Montreal	867	77,258
Bank of Nova Scotia	2,673	126,513
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,382	18,491
Bankinter SA	200,807	1,773,769
Barclays PLC	126,063	356,038
BDO Unibank, Inc.	181,150	402,418
Bendigo & Adelaide Bank Ltd.	12,614	92,005
BNP Paribas SA	2,636	194,580
CaixaBank SA	65,952	377,711
Canadian Imperial Bank of Commerce	1,139	56,426
Chiba Bank Ltd.	4,900	46,832
China Merchants Bank Co. Ltd. - Class H	227,063	1,017,392
Commerzbank AG	176,158	2,991,045
Commonwealth Bank Of Australia	4,512	360,640
Computershare Ltd.	2,023	35,756
Concordia Financial Group Ltd.	11,723	70,786
Credicorp Ltd.	5,402	893,059
DBS Group Holdings Ltd. - ADR	2,450	261,750
DBS Group Holdings Ltd.	110,310	2,941,506
Deutsche Bank AG	8,776	146,384
DNB Bank ASA	87,010	1,701,023
Erste Group Bank AG	20,482	1,006,486
FinecoBank Banca Fineco SpA	273,300	4,432,516
FirstRand Ltd.	13,495	46,819
Fukuoka Financial Group, Inc.	3,000	87,774
Grupo Financiero Banorte SAB de CV	125,185	1,189,171
Grupo Financiero Banorte SAB de CV, SP ADR - ADR	666	31,628
Grupo Financiero Galicia SA - ADR	8,967	321,467
Hana Financial Group, Inc.	42,763	1,909,608
Hang Seng Bank, Ltd.	3,000	41,800
HDFC Bank Ltd. - ADR	12,962	750,370
HDFC Bank Ltd.	230,343	4,231,135
HSBC Holdings PLC - ADR	9,910	442,482
ICICI Bank Ltd. - ADR	90,133	2,410,156
Industrial & Commercial Bank of China Ltd. - Class H	1,253,000	709,872
ING Groep NV	171,554	3,064,864
Intesa Sanpaolo	14,336	56,473
Japan Post Bank Co. Ltd.	3,700	36,652
KBC Group NV	799	58,351
Macquarie Group Ltd.	1,021	130,353
Macquarie Group, Ltd. - ADR	1,203	153,515
Mediobanca Banca di Credito Finanziario SpA	3,974	62,899
Mitsubishi UFJ Financial Group, Inc. - ADR	53,334	567,474
National Australia Bank Ltd.	7,689	174,152
National Australia Bank Ltd. - ADR	11,208	126,538
National Bank of Greece SA(a)	138,971	1,203,304
NatWest Group PLC	713,301	2,885,497
Nedbank Group Ltd. - ADR	2,666	32,541
Nordea Bank Abp	93	1,143
Nordea Bank Abp	11,504	141,469
NU Holdings Ltd. - Class A(a)	40,170	477,220
Oversea-Chinese Banking Corp. Ltd.	9,000	96,859
Royal Bank Canada	3,116	340,485
Shinhan Financial Group Co. Ltd. - ADR	9,162	315,173
Shizuoka Financial Group, Inc.	3,900	40,280
Societe Generale SA	2,392	71,647
Standard Bank Group Ltd.	9,099	86,923
Sumitomo Mitsui Financial Group, Inc.	26,600	1,740,947
Sumitomo Mitsui Financial Group, Inc. - ADR	56,610	742,157
Sumitomo Mitsui Trust Holdings, Inc.	1,600	37,199
Svenska Handelsbanken AB - Class A	107,507	1,011,708
TCS Group Holding PLC - GDR(a)(c)	3,732	0
Toronto-Dominion Bank	3,414	190,911
UBS Group AG	13,717	436,388
UniCredit SpA	2,917	116,133
United Overseas Bank Ltd.	6,000	136,812
Woori Financial Group, Inc. - ADR	4,696	146,093
Yapi ve Kredi Bankasi AS	926,035	928,815
		53,493,580

Beverages - 1.4%
Anheuser-Busch InBev SA/NV - ADR	2,592	163,477
Arca Continental SAB de CV	60,200	617,133
Asahi Group Holdings Ltd.	97,300	3,569,590
Carlsberg A/S - Class B	499	67,699
Cia Cervecerias Unidas SA - ADR	4,167	52,129
Coca-Cola Europacific Partners PLC	24,724	1,822,406
Coca-Cola HBC AG	1,058	35,903
Davide Campari-Milano NV	5,538	55,478
Diageo PLC - ADR	2,046	276,394
Endeavour Group Ltd.	2,137	7,084
Fomento Economico Mexicano SAB de CV - ADR	461	52,840
Heineken Holding NV	434	35,620
Heineken NV - ADR	3,534	176,665
Kweichow Moutai Co. Ltd. - Class A	1,600	364,010
Pernod Ricard SA - ADR	1,065	31,865
Remy Cointreau SA	344	32,210
		7,360,503

Biotechnology - 0.4%
Argenx SE - ADR(a)	238	88,303
CSL Ltd. - ADR	3,938	371,157
CSL Ltd.	628	117,554
Genmab AS(a)	6,330	1,786,699
		2,363,713

Building Materials - 1.4%
Ambuja Cements Ltd.	70,612	536,560
Cie de Saint-Gobain SA	15,583	1,375,839
CRH PLC	52,229	4,121,702
CRH PLC	1,441	117,816
Daikin Industries Ltd.	549	80,226
Geberit AG	202	124,244
Imerys SA	22,998	901,316
James Hardie Industries PLC(a)	2,896	90,276
Kingspan Group PLC	554	53,371
LafargeHolcim Ltd.	2,013	176,842
Sika AG	437	133,219
Svenska Cellulosa AB SCA - Class B	4,527	69,467
		7,780,878

Chemicals - 2.3%
Air Liquide SA	15,475	3,046,614
Air Liquide SA - ADR	1,948	76,537
Asahi Kasei Corp.	6,000	39,102
BASF SE	1,905	100,825
Brenntag SE	387	27,878
Croda International PLC	584	34,116
EMS-Chemie Holding AG	143	118,504
Evonik Industries AG	113,649	2,503,511
Givaudan SA	27	127,286
Givaudan SA - ADR	600	56,382
ICL Group Ltd.	12,592	59,560
Kansai Paint Co. Ltd.	127,700	2,132,479
Kumho Petrochemical Co. Ltd.	10,104	1,079,472
LG Chem Ltd.	385	98,398
Linde PLC	489	212,969
Mitsubishi Chemical Group Corp.	372,200	1,971,236
Nippon Sanso Holdings Corp.	20,900	619,404
Novonesis (Novozymes) B	673	40,128
Shin-Etsu Chemical Co. Ltd. - ADR	6,860	127,802
Shin-Etsu Chemical Co. Ltd.	3,270	122,064
Syensqo SA	373	37,331
Symrise AG	500	59,725
		12,691,323

Coal - 0.9%
China Shenhua Energy Co. Ltd. - Class H	39,000	189,472
Peabody Energy Corp.	60,435	1,497,579
Teck Resources Ltd. - Class B	8,215	427,591
Teck Resources Ltd. - Class B	55,410	2,881,995
		4,996,637

Commercial Services - 3.6%
Abu Dhabi Ports Co. PJSC(a)	150,395	208,003
Adani Ports & Special Economic Zone Ltd.	47,921	826,868
Adyen NV(a)(b)	1,313	1,702,672
Amadeus IT Group SA - ADR	1,437	102,314
Ashtead Group PLC	64,869	4,751,181
Bidvest Group Ltd.	3,146	41,132
Bureau Veritas SA	1,739	52,374
China Merchants Port Holdings Co. Ltd.	60,000	85,458
Edenred SE	49,738	2,320,842
Experian PLC	2,543	117,837
International Container Terminal Services, Inc.	65,067	379,817
Intertek Group PLC	1,279	78,497
Localiza Rent a Car SA - ADR	4,006	31,808
New Oriental Education & Technology Group, Inc. - ADR(a)	13,379	1,069,383
RB Global, Inc.	1,064	77,332
Recruit Holdings Co. Ltd.	3,292	166,186
RELX PLC	148,142	6,498,489
Rentokil Initial PLC	139,976	746,241
Santos Brasil Participacoes SA	167,700	368,557
Secom Co. Ltd.	300	18,668
TAL Education Group - ADR(a)	7,594	86,268
		19,729,927

Computers - 1.8%
Asia Vital Components Co. Ltd.	19,000	450,996
AutoStore Holdings Ltd.(a)(b)	403,052	572,184
BayCurrent Consulting, Inc.	67,800	1,381,608
Capgemini SE	5,087	1,030,633
CGI, Inc.(a)	1,307	129,393
Check Point Software Technologies Ltd.(a)	499	75,100
Cognizant Technology Solutions Corp. - Class A	5,895	389,954
CyberArk Software Ltd.(a)	576	132,048
Infosys Ltd. - ADR	28,588	478,849
Lenovo Group Ltd.	32,000	46,096
Logitech International SA	444	44,404
Nomura Research Institute Ltd.	68,800	1,841,947
NTT Data Group Corp.	3,100	47,671
Quanta Computer, Inc.	50,000	424,819
Teleperformance SE	11,634	1,330,831
Wipro Ltd. - ADR	106,432	548,125
Wiwynn Corp.	9,000	688,811
		9,613,469

Cosmetics/Personal Care - 0.3%
Beiersdorf AG	432	67,727
Colgate-Palmolive India Ltd.	10,032	319,604
Essity AB - Class B	5,178	133,035
Haleon PLC - ADR	9,632	81,294
L'Oreal SA - ADR	3,400	335,002
L'Oreal SA	148	73,053
Shiseido Co. Ltd.	1,200	38,085
Unicharm Corp.	1,487	47,988
Unilever PLC - ADR	9,303	509,339
		1,605,127

Distribution/Wholesale - 2.7%
Azelis Group NV	115,204	2,450,595
Bunzl PLC	137,025	5,151,456
Ferguson PLC	14,015	2,868,486
IMCD NV	11,598	1,769,910
ITOCHU Corp.	3,700	174,664
ITOCHU Corp. - ADR	426	40,304
Mitsubishi Corp.	4,000	84,426
Mitsui & Co. Ltd.	3,159	160,838
Rexel SA	41,004	1,246,102
Sendas Distribuidora S/A - ADR(a)	2,775	32,356
Zhongji Innolight Co. Ltd. - Class A	20,200	436,028
Zhongji Innolight Co. Ltd. - Class A	10,200	220,173
		14,635,338

Diversified Financial Services - 2.6%
Allfunds Group PLC	105,152	632,047
Deutsche Boerse AG	23,007	4,584,744
Deutsche Boerse AG - ADR	2,810	55,807
Euronext NV(b)	21,948	2,161,130
Futu Holdings Ltd. - ADR(a)	852	64,019
Hong Kong Exchanges & Clearing Ltd.	39,980	1,352,369
Japan Exchange Group, Inc.	68,600	1,612,441
KB Financial Group, Inc. - ADR	6,431	370,040
KB Financial Group, Inc.	42,255	2,429,252
London Stock Exchange Group PLC	791	92,718
London Stock Exchange Group PLC - ADR	2,464	72,959
Power Finance Corp. Ltd.	128,712	761,143
Sanlam Ltd. - ADR	5,156	38,618
SBI Holdings, Inc.	2,600	67,338
Singapore Exchange Ltd.	6,000	42,530
		14,337,155

Electric - 2.2%
Algonquin Power & Utilities Corp.	5,049	31,859
China Resources Power Holdings Co. Ltd.	14,000	39,691
CLP Holdings Ltd.	13,500	106,968
Dubai Electricity & Water Authority PJSC	728,813	454,386
E.ON SE	4,732	63,371
Elia Group SA/NV	329	33,510
Enel SpA	420,509	3,053,184
Engie SA - ADR	8,968	151,739
Fortis, Inc.	3,636	145,404
Fortum Oyj	157,377	2,404,549
Iberdrola SA - ADR	1,618	85,463
Iberdrola SA	11,895	156,999
JSW Energy Ltd.	82,127	603,253
Mercury NZ Ltd.	7,755	31,843
Meridian Energy Ltd.	15,956	66,303
National Grid PLC - ADR	2,605	150,725
National Grid PLC	5,579	63,210
NTPC Ltd.	110,388	475,177
Orsted A/S(a)(b)	622	38,151
Power Assets Holdings Ltd.	11,000	61,076
RWE AG	719	27,325
SSE PLC - ADR	5,415	123,516
SSE PLC	156,061	3,510,753
Tokyo Electric Power Co. Holdings, Inc.(a)	7,500	45,026
		11,923,481

Electrical Components & Equipment - 0.1%
Legrand SA	942	102,285
Schneider Electric SE - ADR	4,025	200,686
Schneider Electric SE	698	174,137
		477,108

Electronics - 0.4%
AAC Technologies Holdings, Inc.	32,000	98,827
ABB Ltd.	4,533	249,929
BYD Electronic International Co. Ltd.	23,500	102,083
Hirose Electric Co. Ltd.	327	36,479
Hon Hai Precision Industry Co. Ltd.	87,353	465,198
Hoya Corp.	670	81,561
Hoya Corp. - ADR	487	58,956
Lotes Co. Ltd.	8,000	399,304
Murata Manufacturing Co. Ltd.	4,857	91,872
Murata Manufacturing Co. Ltd. - ADR	7,572	71,025
NIDEC CORP	1,000	49,849
TDK Corp.	800	40,181
Yageo Corp.	24,000	492,677
		2,237,941

Energy-Alternate Sources - 0.0%(d)
Vestas Wind Systems AS(a)	2,480	69,585

Engineering & Construction - 1.1%
Acciona SA	286	36,718
Auckland International Airport Ltd.	13,450	64,488
Cellnex Telecom SA(b)	973	35,544
Ferrovial SE	3,085	121,921
GMR Airports Infrastructure Ltd.(a)	475,189	482,646
Grupo Aeroportuario del Pacifico SAB de CV - ADR	392	73,955
Grupo Aeroportuario del Sureste SAB de CV - ADR	471	158,063
Larsen & Toubro Ltd.	7,595	334,256
Samsung C&T Corp.	9,309	911,062
SPIE SA	69,831	2,888,672
Stantec, Inc.	424	34,208
Taisei Corp.	900	34,172
Technip Energies NV	31,674	766,300
Vinci SA	905	112,937
Vinci SA - ADR	1,124	34,956
		6,089,898

Entertainment - 0.4%
Evolution AB - ADR	336	36,147
Flutter Entertainment PLC(a)	244	46,954
Genting Singapore Ltd.	2,392,600	1,613,829
Lottery Corp. Ltd.	8,950	29,145
OPAP SA	21,717	345,212
Oriental Land Co., Ltd.	3,065	85,687
		2,156,974

Environmental Control - 0.0%(d)
China Conch Environment Protection Holdings Ltd.(a)	21,500	2,514
GFL Environmental, Inc.	1,083	34,082
		36,596

Food - 1.7%
Aeon Co. Ltd.	5,200	112,159
Ajinomoto Co., Inc.	1,500	53,629
Barry Callebaut AG	49	85,171
BIM Birlesik Magazalar AS	55,793	831,097
Carrefour SA	1,978	32,256
Chocoladefabriken Lindt & Spruengli AG	6	69,831
Coles Group Ltd.	4,059	44,499
Danone SA	3,030	195,404
Gruma SAB de CV - Class B	2,475	48,186
Koninklijke Ahold Delhaize NV - ADR	4,031	124,759
Koninklijke Ahold Delhaize NV	112,797	3,498,166
Nestle SA - ADR	5,773	613,670
Nisshin Seifun Group, Inc.	2,700	30,311
Nissin Foods Holdings Co. Ltd.	1,300	32,813
Nomad Foods Ltd.	69,576	1,221,755
Ocado Group PLC(a)	7,857	37,893
Seven & i Holdings Co. Ltd. - ADR	2,700	34,749
Seven & i Holdings Co. Ltd.	1,800	23,232
Tesco PLC	528,787	2,103,449
Woolworths Group Ltd.	1,710	36,063
Yakult Honsha Co. Ltd.	1,700	31,015
		9,260,107

Food Service - 1.0%
Compass Group PLC - ADR	7,353	206,914
Compass Group PLC	178,134	5,001,295
		5,208,209

Forest Products & Paper - 0.0%(d)
Suzano Papel e Celulose SA - ADR	6,573	61,457
UPM-Kymmene Corp.	1,590	60,781
		122,238

Gas - 0.0%(d)
ENN Energy Holdings Ltd.	4,400	40,647

Hand/Machine Tools - 0.0%(d)
Alleima AB	657	4,490
Schindler Holding AG	651	165,074
Techtronic Industries Co. Ltd.	4,500	55,358
		224,922

Healthcare-Products - 0.3%
Alcon, Inc.	1,673	149,115
Asahi Intecc Co. Ltd.	1,900	27,456
Cochlear Ltd.	376	81,025
Coloplast AS - Class B	327	39,331
Essilor International Cie Generale d'Opitque SA	608	136,346
EssilorLuxottica SA - ADR	144	16,116
Fisher & Paykel Healthcare Corp. Ltd.	2,201	39,912
FUJIFILM Holdings Corp.	5,400	123,313
Getinge AB - Class B	1,494	26,732
Olympus Corp.	1,400	22,095
Repligen Corp.(a)	1,332	198,588
Smith & Nephew PLC	59,705	755,475
Sonova Holding AG	143	45,434
Terumo Corp.	324	5,519
		1,666,457

Healthcare-Services - 0.4%
Bangkok Dusit Medical, NVDR - NVDR	452,700	332,528
BioMerieux	307	32,600
Eurofins Scientific SE(a)	21,658	1,307,334
Fresenius Medical Care AG	918	39,157
Lonza Group AG	182	98,799
Lonza Group AG - ADR	370	20,054
Max Healthcare Institute Ltd.	35,580	321,026
Sonic Healthcare Ltd. - ADR	1,106	18,105
		2,169,603

Holding Companies-Diversified - 0.1%
Jardine Matheson Holdings, Ltd.	800	29,484
YTL Corp. Bhd	736,900	564,215
		593,699

Home Builders - 0.3%
Barratt Developments PLC	206,129	1,336,626
Sekisui House Ltd.	4,000	90,070
		1,426,696

Home Furnishings - 0.7%
Electrolux AB - Class B(a)	972	9,314
Haier Smart Home Co. Ltd.	30,200	123,227
Haier Smart Home Co. Ltd. - Class A	117,500	479,442
Hoshizaki Corp.	800	28,729
Panasonic Holdings Corp.	145,100	1,281,645
Sharp Corp.(a)	6,400	39,546
Sony Group Corp. - ADR	4,806	395,726
Sony Group Corp.	15,500	1,272,562
		3,630,191

Household Products/Wares - 0.0%(d)
Henkel AG & Co. KGaA	889	71,235
Reckitt Benckiser Group PLC - ADR	6,055	69,572
		140,807

Insurance - 5.4%
Admiral Group PLC	59,995	2,081,502
Aegon Ltd.	14,288	92,676
Ageas SA NV	2,481	123,771
AIA Group Ltd. - ADR	5,302	165,210
Allianz SE - ADR	4,740	137,839
Allianz SE	132	38,641
Aon PLC - Class A	22,549	6,350,700
AXA SA	33,377	1,205,121
Baloise Holding AG	522	90,188
Beazley PLC	441,074	3,900,028
Cathay Financial Holding Co. Ltd.	24,000	41,764
China Pacific Insurance Group Co. Ltd. - Class H	40,400	105,919
Dai-ichi Life Holdings, Inc.	6,692	180,055
Everest Group Ltd.	7,135	2,789,286
Hannover Rueck SE	421	104,664
Hiscox Ltd.	128,108	1,877,443
ICICI Lombard General Insurance Co. Ltd.(b)	26,479	502,321
Japan Post Holdings Co. Ltd.	237,900	2,297,278
Legal & General Group PLC	36,815	118,071
M&G PLC	12,144	31,049
Mandatum Oyj	2,616	11,756
Manulife Financial Corp.	6,860	178,086
MS&AD Insurance Group Holdings, Inc.	2,700	56,160
Muenchener Rueckversicherungs-Gesellschaft AG	295	147,115
New China Life Insurance Co. Ltd. - Class H	45,800	94,025
NN Group NV	3,039	141,797
PICC Property & Casualty Co. Ltd. - Class H	48,000	62,552
Ping An Insurance Group Co. of China Ltd. - Class H	24,500	124,614
Powszechny Zaklad Ubezpieczen SA	91,001	1,158,171
Sampo Oyj	58,176	2,490,197
Samsung Life Insurance Co. Ltd.	9,836	601,000
Sompo Holdings, Inc.	1,800	38,097
Sun Life Financial, Inc.	2,753	138,008
Suncorp Group Ltd.	18,597	197,524
Swiss Re AG	544	69,375
T&D Holdings, Inc.	5,200	94,007
Tokio Marine Holdings, Inc.	4,200	145,510
Topdanmark AS	31,474	1,342,307
Zurich Insurance Group AG - ADR	3,590	188,726
Zurich Insurance Group AG	270	142,103
		29,654,656

Internet - 3.2%
Alibaba Group Holding Ltd. - ADR	4,499	352,452
Alibaba Group Holding Ltd.	152,300	1,487,139
Auto Trader Group PLC(b)	5,141	54,080
Autohome, Inc. - ADR	1,323	37,573
Bilibili, Inc. - ADR(a)	4,363	63,351
iQIYI, Inc. - ADR(a)	12,194	56,458
JD.com, Inc. - ADR	28,053	830,930
JOYY, Inc. - ADR	2,046	61,094
LY Corp.	14,900	35,410
M3, Inc.	3,200	31,030
Meituan - ADR(a)	4,650	126,619
Meituan - Class B(a)(b)	33,700	459,202
MercadoLibre, Inc.(a)	324	559,088
MonotaRO Co. Ltd.	124,600	1,316,204
Naspers Ltd. - ADR	4,780	190,626
Naspers Ltd.	2,191	434,329
NAVER Corp.	1,223	151,406
PDD Holdings, Inc. - ADR(a)	8,343	1,249,614
Prosus NV	4,876	177,022
Rakuten Group, Inc.(a)	7,200	37,448
Sea Ltd. - ADR(a)	5,525	373,048
SEEK Ltd.	4,272	64,332
Shopify, Inc. - Class A(a)	1,397	82,633
Tencent Holdings Ltd. - ADR	15,036	699,625
Tencent Holdings Ltd.	127,630	5,921,214
Tencent Music Entertainment Group, ADR - ADR	76,164	1,100,570
Trip.com Group Ltd. - ADR(a)	21,882	1,127,142
Weibo Corp. - ADR	3,702	32,763
Wix.com Ltd.(a)	389	62,668
		17,175,070

Investment Companies - 0.0%(d)
L E Lundbergforetagen AB - Class B	1,867	94,987

Iron/Steel - 0.2%
BlueScope Steel Ltd.	6,357	89,709
Cia Siderurgica Nacional SA - ADR	41,580	103,534
Fortescue Ltd.	5,658	93,499
Nippon Steel Corp.	8,000	175,138
POSCO Holdings, Inc. - ADR	3,580	241,328
Vale SA - ADR	12,347	148,782
		851,990

Leisure Time - 0.1%
Bajaj Auto Ltd.	3,278	357,011
Shimano, Inc.	236	38,515
Yamaha Corp.	1,300	29,581
		425,107

Lodging - 0.1%
City Developments Ltd.	7,900	32,886
Galaxy Entertainment Group Ltd.	10,000	48,182
H World Group Ltd. - ADR	1,879	69,955
Indian Hotels Co. Ltd.	33,098	221,525
InterContinental Hotels Group PLC	1,515	153,846
		526,394

Machinery-Construction & Mining - 2.7%
Epiroc AB(a)	79,278	1,664,052
HD Hyundai Electric Co. Ltd.	2,410	523,465
Hitachi Ltd. - ADR	1,830	376,120
Hitachi Ltd.	25,701	2,646,886
Komatsu Ltd.	4,400	129,320
Mitsubishi Electric Corp.	158,800	2,759,522
Mitsubishi Heavy Industries Ltd.	145,200	1,270,174
Siemens Energy AG(a)	960	26,142
Weir Group, PLC	194,522	5,315,897
		14,711,578

Machinery-Diversified - 1.2%
Accelleron Industries AG	226	9,158
ANDRITZ AG	14,343	861,434
Atlas Copco AB - ADR	6,624	127,048
Atlas Copco AB - Class A	6,804	131,074
FANUC Corp.	1,000	27,992
Haitian International Holdings Ltd.	31,000	95,083
Husqvarna AB - Class B	4,490	37,388
IMI PLC	94,474	2,258,052
Keyence Corp.	500	225,381
KION Group AG	1,235	58,426
Kone Oyj - Class B	45,269	2,309,575
Kubota Corp. - ADR	883	62,481
NARI Technology Co. Ltd. - Class A	115,620	358,742
SMC Corp. - ADR	2,280	57,456
SMC Corp.	110	55,553
Spirax-Sarco Engineering PLC	358	40,937
Sumitomo Heavy Industries Ltd.	2,000	54,417
		6,770,197

Media - 1.6%
Informa PLC	130,325	1,418,452
Pearson PLC - ADR	15,198	183,440
Thomson Reuters Corp.	1,367	235,274
Vivendi SE	3,398	37,419
Wolters Kluwer	41,750	6,658,663
Wolters Kluwer NV - ADR	667	106,820
		8,640,068

Metal Fabricate/Hardware - 0.7%
King Slide Works Co. Ltd.	8,000	281,215
Tenaris SA	64,294	1,062,285
Vallourec SACA(a)	124,521	2,230,215
		3,573,715

Mining - 3.2%
Agnico Eagle Mines Ltd.	1,485	101,292
Alamos Gold, Inc. - Class A	30,396	507,917
Allied Gold Corp.(a)	270,686	611,697
Antofagasta PLC	8,790	249,333
Barrick Gold Corp.	6,196	105,890
BHP Group Ltd. - ADR	3,707	220,678
Boliden AB	2,900	101,654
Cameco Corp.	25,611	1,421,667
Capstone Copper Corp.(a)	124,622	877,781
Endeavour Mining PLC	48,544	1,053,903
Franco-Nevada Corp.	1,038	128,504
Glencore PLC	338,144	2,084,204
GMK Norilskiy Nickel PAO - ADR(a)(c)	2,034	20
Kinross Gold Corp.	593,986	4,824,407
Norsk Hydro ASA	15,202	102,942
Polyus PJSC(a)(c)	1,719	0
Rio Tinto PLC - ADR	1,210	84,821
South32 Ltd.	44,192	117,089
Southern Copper Corp.	38,502	4,567,507
Sumitomo Metal Mining Co. Ltd.	2,000	65,109
Wheaton Precious Metals Corp.	2,998	165,220
Zijin Mining Group Co. Ltd. - Class H	24,000	50,974
		17,442,609

Miscellaneous Manufacturing - 1.1%
Aalberts NV	31,299	1,497,588
Knorr-Bremse AG	679	52,292
Orica Ltd.	5,536	67,745
Siemens AG	22,658	4,367,115
		5,984,740

Office-Business Equipment - 0.0%(d)
Canon, Inc.	2,700	78,576

Oil & Gas - 5.0%
Aker BP ASA	841	21,712
BP PLC	565,730	3,538,895
BP PLC - ADR	1	38
Canadian Natural Resources Ltd.	4,335	333,058
Cenovus Energy, Inc.	213,360	4,447,381
Cosan SA - ADR	3,083	32,310
DCC PLC	452	33,009
Equinor ASA	74,876	2,173,481
Equinor ASA - ADR	3,137	91,412
Galp Energia SGPS SA	3,396	71,415
Imperial Oil Ltd.	2,792	196,836
Inpex Corp.	6,228	96,097
MEG Energy Corp.(a)	46,848	1,017,082
OMV AG	4,843	244,757
PetroChina Co. Ltd. - Class H	1,284,000	1,316,560
Petroleo Brasileiro SA - ADR	10,959	170,412
Reliance Industries Ltd.	39,260	1,346,850
Repsol SA	7,844	128,050
Santos Ltd.	19,946	101,346
Shell PLC	36,685	1,333,539
Shell PLC	75,806	2,736,183
Shell PLC - ADR	74,643	5,432,518
TotalEnergies SE - ADR	7,259	530,778
Ultrapar Participacoes SA - ADR	10,793	47,813
Vista Energy SAB de CV - ADR(a)	22,066	1,069,098
Woodside Energy Group Ltd.	7,291	134,909
YPF SA - ADR(a)	15,756	365,697
		27,011,236

Pharmaceuticals - 6.5%
Aspen Pharmacare Holdings Ltd. - ADR	6,986	86,347
Astellas Pharma, Inc.	3,500	34,362
AstraZeneca PLC - ADR	9,096	709,670
AstraZeneca PLC	38,026	5,911,070
Bayer AG	1,188	36,549
Celltrion, Inc.	567	72,378
Chugai Pharmaceutical Co. Ltd.	63,400	1,928,993
Cipla Ltd.	13,082	227,247
Daiichi Sankyo Co. Ltd.	3,548	125,241
Daiichi Sankyo Co. Ltd. - ADR	876	31,002
Dr Reddy's Laboratories Ltd. - ADR	6,965	478,356
Eisai Co. Ltd.	800	34,344
GSK PLC	79,996	1,794,941
GSK PLC - ADR	3,977	178,050
Hikma Pharmaceuticals PLC	43,442	1,074,035
Merck KGaA	587	106,687
Novartis AG - ADR	5,833	601,557
Novartis AG	53,676	5,555,356
Novo Nordisk AS - ADR	12,898	1,744,842
Novo Nordisk AS	44,439	6,020,957
Orion Oyj - Class B	672	27,329
Recordati SPA	56,489	2,981,642
Roche Holding AG - ADR	13,624	436,104
Roche Holdings AG	12,667	3,234,099
Sandoz Group AG - ADR	1,166	41,381
Sanofi SA - ADR	5,762	282,511
Sinopharm Group Co. Ltd. - Class H	36,400	99,056
Sun Pharmaceutical Industries Ltd.	20,864	365,400
Suzuken Co Ltd.	29,000	875,541
UCB SA	810	113,619
		35,208,666

Pipelines - 0.0%(d)
Enbridge, Inc.	6,937	253,755
TC Energy Corp.	521	20,090
		273,845

Private Equity - 0.4%
3i Group PLC	3,463	127,600
Antin Infrastructure Partners SA	15,748	219,653
Eurazeo SA	15,086	1,273,413
Macquarie Korea Infrastructure Fund	49,750	453,914
Partners Group Holding AG	95	127,854
		2,202,434

Real Estate - 0.7%
Aldar Properties PJSC	316,803	474,379
Corp. Inmobiliaria Vesta SAB de CV	182,600	637,564
Daito Trust Construction Co. Ltd.	300	31,685
Direcional Engenharia SA	68,338	319,767
DLF Ltd.	61,864	605,977
Emaar Properties PJSC	351,571	733,187
FirstService Corp.	230	33,838
Henderson Land Development Co. Ltd.	23,000	71,966
Hongkong Land Holdings Ltd.	7,900	26,855
Iguatemi SA	92,100	356,410
KE Holdings, Inc. - ADR	4,582	77,756
REA Group Ltd.	633	79,162
Sunac Services Holdings Ltd.(b)	619	149
Swire Pacific Ltd. - Class A	5,000	43,523
Vonovia SE	1,074	33,762
Wharf Holdings Ltd.	14,000	41,703
		3,567,683

REITS - 0.3%
Ascendas Real Estate Investment Trust	23,000	44,569
CapitaLand Mall Trust	25,000	36,414
Fibra Uno Administracion SAB de CV	525,500	743,347
GLP J-Reit	60	49,889
Goodman Group	6,677	150,062
GPT Group	9,864	27,672
Japan Retail Fund Investment Corp.	123	72,445
KDX Realty Investment Corp.	39	37,658
Link	8,800	37,104
Mirvac Group	19,373	25,444
Nomura Real Estate Master Fund, Inc.	41	38,526
Scentre Group	14,492	30,580
Segro PLC	2,361	27,726
Stockland	11,630	35,045
Unibail-Rodamco-Westfield	938	82,647
United Urban Investment Corp.	51	45,451
		1,484,579

Retail - 1.7%
Alsea SAB de CV	71,300	282,611
ANTA Sports Products Ltd.	12,561	134,562
Associated British Foods PLC	1,593	52,046
Astra International Tbk PT - ADR	3,615	18,907
BBB Foods, Inc. - Class A(a)	4,411	120,156
Cie Financiere Richemont SA - ADR	12,160	194,682
Fast Retailing Co. Ltd.	441	113,261
H & M Hennes & Mauritz AB - Class B	6,863	121,353
Industria de Diseno Textil SA	3,052	145,127
Jardine Cycle & Carriage Ltd.	4,000	76,487
Li Ning Co. Ltd.	77,500	203,511
McDonald's Holdings Co. Japan Ltd.	2,600	106,502
Next PLC	952	114,020
Pan Pacific International Holdings Corp.	1,500	38,801
Restaurant Brands International, Inc.	3,260	223,571
Ryohin Keikaku Co. Ltd.	175,900	2,889,722
Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	39,800	59,090
Sugi Holdings Co. Ltd.	25,800	400,432
Sundrug Co. Ltd.	25,500	648,608
Tsuruha Holdings, Inc.	30,800	1,827,979
USS Co. Ltd.	3,400	26,585
Wal-Mart de Mexico SAB de CV - ADR	1,815	67,972
WH Smith PLC	105,573	1,547,044
		9,413,029

Semiconductors - 9.4%
ASE Technology Holding Co. Ltd. - ADR	6,033	65,036
ASM International NV	3,377	2,376,421
ASML Holding NV	1,129	1,084,235
ASML Holding NV	3,319	3,175,512
ASMPT Ltd.	30,700	367,143
ASPEED Technology, Inc.	6,000	679,057
Infineon Technologies AG	81,528	3,298,487
King Yuan Electronics Co. Ltd.	133,000	364,213
LEENO Industrial, Inc.	1,180	228,679
MediaTek, Inc.	31,000	1,187,117
Renesas Electronics Corp.	192,300	3,543,439
Samsung Electronics Co. Ltd.	257,316	13,633,331
SK Hynix, Inc.	13,654	1,881,361
SUMCO Corp.	34	511
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	67,291	10,163,633
Taiwan Semiconductor Manufacturing Co. Ltd.	320,122	8,197,666
Tokyo Electron Ltd.	1,200	254,830
Tokyo Electron Ltd. - ADR	1,572	166,884
United Microelectronics Corp. - ADR	36,418	309,553
		50,977,108

Shipbuilding - 0.1%
Mazagon Dock Shipbuilders Ltd.	287	10,976
Samsung Heavy Industries Co. Ltd.(a)	66,296	441,845
		452,821

Software - 0.5%
Dassault Systemes SE - ADR	2,450	99,323
Dassault Systemes SE	2,375	96,524
Kaspi.KZ JSC - ADR	11,225	1,418,840
NetEase, Inc. - ADR	2,660	236,820
Nexon Co. Ltd.	2,300	39,505
Open Text Corp.	1,156	33,813
SAP SE - ADR	3,821	697,103
TeamViewer SE - ADR(a)	4,442	27,740
		2,649,668

Telecommunications - 1.5%
America Movil SAB de CV - ADR	7,257	134,545
BCE, Inc.	5,900	201,839
Bharti Airtel Ltd.	42,056	692,530
Chunghwa Telecom Co. Ltd.	102,000	403,590
Chunghwa Telecom Co. Ltd. - ADR	4,171	165,213
Deutsche Telekom AG - ADR	5,690	138,267
Deutsche Telekom AG	1,461	35,523
Elisa OYJ	493	22,971
Hikari Tsushin, Inc.	200	32,828
KDDI Corp.	114,448	3,153,589
KT Corp.	52,948	1,413,688
Millicom International Cellular SA, SDR(a)	116	2,914
MTN Group Ltd.	23,254	102,035
Nice Ltd. - ADR(a)	288	52,868
Nippon Telegraph & Telephone Corp. - ADR	984	24,059
Nippon Telegraph & Telephone Corp.	75,000	73,651
Orange SA	4,154	48,505
PLDT, Inc. - ADR	5,294	133,673
Singapore Telecommunications Ltd.	60,600	111,477
SK Telecom Co. Ltd. - ADR	1	21
SoftBank Corp.	2,800	33,573
SoftBank Group Corp.	1,300	75,228
Swisscom AG	80	44,381
Tele2 AB - Class B	3,689	36,078
Telefonaktiebolaget LM Ericsson - Class B	6,504	40,075
Telefonica Brasil SA	53,600	448,223
Telefonica Brasil SA - ADR	43,411	363,350
Telefonica SA	9,725	45,448
Turkcell Iletisim Hizmetleri AS - ADR	15,018	115,188
		8,145,330

Toys/Games/Hobbies - 0.0%(d)
Bandai Namco Holdings, Inc.	2,400	43,783
Nintendo Co. Ltd. - ADR	5,760	78,221
Nintendo Co. Ltd.	700	38,066
		160,070

Transportation - 0.7%
Canadian National Railway Co.	3,433	437,124
Canadian Pacific Kansas City Ltd.	1,018	80,788
DHL Group - ADR	1,603	67,582
DSV AS	9,829	1,513,365
DSV AS - ADR	826	63,354
East Japan Railway Co.	4,500	78,037
Getlink SE	1,582	27,879
Indian Railway Catering & Tourism Corp. Ltd.	44,762	548,062
Keisei Electric Railway Co. Ltd.	22,300	800,939
Kuehne + Nagel International AG	126	35,734
Mitsui OSK Lines Ltd.	9,000	296,662
MTR Corp. Ltd.	9,500	32,282
NIPPON EXPRESS HOLDINGS INC	500	24,642
West Japan Railway Co.	900	17,955
		4,024,405

Water - 0.0%(d)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR	4,592	64,977
Severn Trent PLC	1,062	32,451
		97,428
TOTAL COMMON STOCKS (Cost $393,588,382)		490,954,055

PREFERRED STOCKS - 0.4%	Shares	Value
Auto Manufacturers - 0.0%(d)
Porsche Auto SE,	851	46,957

Banks - 0.2%
Banco Bradesco SA,	44,550	109,593
Bancolombia SA,	1,414	50,140
Itau Unibanco Holdings, SP ADR,	99,725	597,353
		757,086

Semiconductors - 0.2%
Samsung Electronics Co. Ltd.,	27,955	1,219,708
TOTAL PREFERRED STOCKS (Cost $2,099,417)		2,023,751

EXCHANGE TRADED FUNDS - 0.2%	Shares	Value
iShares MSCI Saudi Arabia ETF	22,384	897,822
TOTAL EXCHANGE TRADED FUNDS (Cost $851,536)		897,822

RIGHTS - 0.0%(d)	Contracts	Value
Electric - 0.0%(d)
National Grid PLC, Expires 06/10/2024, Exercise Price $6.45(a)	1,627	4,065
TOTAL RIGHTS (Cost $4,333)		4,065

SHORT-TERM INVESTMENTS - 8.5%
Money Market Funds - 8.5%	Shares
First American Treasury Obligations Fund - Class X, 5.22%(e)	46,325,170	46,325,170
TOTAL SHORT-TERM INVESTMENTS (Cost $46,325,170)		46,325,170

TOTAL INVESTMENTS - 99.3% (Cost $442,868,838)		$540,204,863
Other Assets in Excess of Liabilities - 0.7%		3,968,585
TOTAL NET ASSETS - 100.0%		$544,173,448

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $5,717,084 or 1.1% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $20 or 0.0% of net assets as of May 31, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	115,972,851	374,981,184	20	490,954,055
Preferred Stocks	757,086	1,266,665	–	2,023,751
Exchange Traded Funds	897,822	–	–	897,822
Rights	4,065	–	–	4,065
Money Market Funds	46,325,170	–	–	46,325,170
Total Investments	163,956,994	376,247,849	20	540,204,863

Refer to the Schedule of Investments for additional information.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.